Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value

Common Stocks - 96.5%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	4,270	$394,591
HEICO Corp.	1,108	82,668
Hexcel Corp.	4,053	150,731
Lockheed Martin Corp.	1,037	351,491
Raytheon Co.	2,488	326,301
Teledyne Technologies, Inc.*	3,220	957,209
United Technologies Corp.*	7,154	674,837
		2,937,828
Air Freight & Logistics - 0.2%
FedEx Corp.	2,920	354,079
Airlines - 0.2%
Alaska Air Group, Inc.	1,425	40,570
Delta Air Lines, Inc.	15,848	452,143
		492,713
Auto Components - 0.2%
Aptiv PLC	3,544	174,506
Goodyear Tire & Rubber Co. (The)	52,690	306,656
		481,162
Automobiles - 0.4%
General Motors Co.	36,423	756,870
Harley-Davidson, Inc.	2,005	37,955
		794,825
Banks - 8.1%
Bank of America Corp.	138,096	2,931,778
Bank OZK	5,983	99,916
Citigroup, Inc.	30,739	1,294,727
Citizens Financial Group, Inc.	18,616	350,167
Comerica, Inc.	2,158	63,316
Cullen/Frost Bankers, Inc.	10,060	561,247
East West Bancorp, Inc.	9,697	249,601
Fifth Third Bancorp	5,223	77,561
First Hawaiian, Inc.	4,275	70,666
First Horizon National Corp.	47,376	381,850
First Republic Bank	1,397	114,945
JPMorgan Chase & Co.	58,616	5,277,198
M&T Bank Corp.	1,321	136,631
PacWest Bancorp	3,693	66,179
Pinnacle Financial Partners, Inc.	426	15,992
Regions Financial Corp.	28,010	251,250
SVB Financial Group*	361	54,540
Truist Financial Corp.	21,135	651,803
US Bancorp	20,617	710,256
Webster Financial Corp.	3,092	70,807
Wells Fargo & Co.	73,093	2,097,769
Wintrust Financial Corp.	1,064	34,963
Zions Bancorp NA	11,200	299,712
		15,862,874
Beverages - 2.2%
Coca-Cola Co. (The)	32,908	1,456,179
Coca-Cola European Partners PLC	3,329	124,937

	Shares/ Principal	Fair Value

Beverages (continued)
Molson Coors Beverage Co., Class B	28,229	$1,101,213
PepsiCo, Inc.	13,407	1,610,181
		4,292,510
Biotechnology - 3.0%
AbbVie, Inc.	13,824	1,053,250
Amgen, Inc.	168	34,059
Biogen, Inc.*	2,165	684,963
Gilead Sciences, Inc.	40,868	3,055,292
Regeneron Pharmaceuticals, Inc.*	1,456	710,950
United Therapeutics Corp.*	3,375	320,034
Vertex Pharmaceuticals, Inc.*	359	85,424
		5,943,972
Building Products - 0.6%
Allegion PLC	12,850	1,182,457
Resideo Technologies, Inc.*	12,097	58,550
		1,241,007
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	6,165	364,598
Bank of New York Mellon Corp. (The)	18,327	617,253
Charles Schwab Corp. (The)	13,453	452,290
CME Group, Inc.	6,905	1,193,944
FactSet Research Systems, Inc.	1,339	349,050
Goldman Sachs Group, Inc. (The)	4,217	651,906
Intercontinental Exchange, Inc.	7,533	608,290
Invesco Ltd.	14,707	133,540
Morgan Stanley	43,418	1,476,212
Nasdaq, Inc.	2,276	216,106
Northern Trust Corp.	2,603	196,422
S&P Global, Inc.	2,213	542,296
State Street Corp.	3,475	185,113
T Rowe Price Group, Inc.	4,927	481,122
TD Ameritrade Holding Corp.	631	21,870
		7,490,012
Chemicals - 2.3%
Air Products & Chemicals, Inc.	5,855	1,168,716
Chemours Co. (The)	9,105	80,761
Corteva, Inc.	2,809	66,011
Dow, Inc.	15,686	458,659
DuPont de Nemours, Inc.	7,998	272,732
FMC Corp.	1,995	162,972
International Flavors & Fragrances, Inc.	207	21,131
Linde PLC	3,016	521,768
LyondellBasell Industries NV, Class A	12,839	637,200
Mosaic Co. (The)	38,694	418,669
PPG Industries, Inc.	8,225	687,610
Sherwin-Williams Co. (The)	270	124,070
		4,620,299
Commercial Services & Supplies - 0.2%
ADT, Inc.	15,053	65,029

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Commercial Services & Supplies (continued)
Cintas Corp.	2,100	$363,762
		428,791
Communications Equipment - 0.0%†
ViaSat, Inc.*	476	17,098
Construction & Engineering - 0.3%
EMCOR Group, Inc.	2,705	165,871
Fluor Corp.	21,035	145,352
MasTec, Inc.*	4,239	138,742
Quanta Services, Inc.	1,777	56,384
		506,349
Consumer Finance - 1.2%
Ally Financial, Inc.	28,502	411,284
American Express Co.	12,639	1,082,025
Capital One Financial Corp.	17,373	875,946
		2,369,255
Containers & Packaging - 0.3%
International Paper Co.	3,733	116,209
Westrock Co.	19,924	563,052
		679,261
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc.*	792	60,418
H&R Block, Inc.	36,960	520,397
		580,815
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B*	40,725	7,445,752
Equitable Holdings, Inc.	5,146	74,359
		7,520,111
Diversified Telecommunication - 3.6%
AT&T, Inc.	110,498	3,221,016
CenturyLink, Inc.	42,932	406,137
Verizon Communications, Inc.	62,974	3,383,593
		7,010,746
Electric Utilities - 3.9%
Alliant Energy Corp.	28,760	1,388,820
Eversource Energy	27,850	2,178,149
IDACORP, Inc.	8,885	780,014
NextEra Energy, Inc.	4,764	1,146,314
Pinnacle West Capital Corp.	8,977	680,367
Xcel Energy, Inc.	24,394	1,470,958
		7,644,622
Electrical Equipment - 1.3%
AMETEK, Inc.	15,426	1,110,981
Hubbell, Inc.	12,223	1,402,467
		2,513,448
Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	20,875	523,962
National Instruments Corp.	19,185	634,640
		1,158,602

	Shares/ Principal	Fair Value

Energy Equipment & Services - 0.3%
Baker Hughes Co.	23,952	$251,496
Halliburton Co.	4,697	32,174
Helmerich & Payne, Inc.	4,324	67,671
National Oilwell Varco, Inc.	7,715	75,838
Patterson-UTI Energy, Inc.	21,366	50,210
Schlumberger Ltd.	6,001	80,954
TechnipFMC PLC	1,309	8,823
Transocean Ltd.*	61,253	71,053
		638,219
Entertainment - 1.4%
Activision Blizzard, Inc.*	9,866	586,830
Cinemark Holdings, Inc.	15,474	157,680
Walt Disney Co. (The)	21,314	2,058,932
		2,803,442
Equity Real Estate Investment - 4.2%
Alexandria Real Estate Equities, Inc.	3,540	485,192
AvalonBay Communities, Inc.	358	52,687
Boston Properties, Inc.	16,887	1,557,488
Brandywine Realty Trust	31,681	333,284
Camden Property Trust	1,433	113,551
Digital Realty Trust, Inc.	1,895	263,235
Douglas Emmett, Inc.	6,722	205,088
Equity Residential	12,294	758,663
Essex Property Trust, Inc.	504	111,001
Host Hotels & Resorts, Inc.	51,014	563,195
Lamar Advertising Co., Class A	4,715	241,785
Macerich Co. (The)	1,954	11,001
National Retail Properties, Inc.	5,072	163,268
Outfront Media, Inc.	7,028	94,737
Park Hotels & Resorts, Inc.	43,316	342,630
Prologis, Inc.	18,737	1,505,893
QTS Realty Trust, Inc., Class A	629	36,488
Realty Income Corp.	4,114	205,124
Regency Centers Corp.	6,789	260,901
RLJ Lodging Trust	41,469	320,141
Simon Property Group, Inc.	2,756	151,194
UDR, Inc.	2,497	91,240
Ventas, Inc.	3,060	82,008
Vornado Realty Trust	573	20,748
Weingarten Realty Investors	3	43
Welltower, Inc.	6,874	314,692
		8,285,277
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,995	568,834
Kroger Co. (The)	9,330	281,020
Walgreens Boots Alliance, Inc.	6,814	311,740
Walmart, Inc.	21,732	2,469,190
		3,630,784
Food Products - 2.1%
Conagra Brands, Inc.	2,096	61,497

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Food Products (continued)
General Mills, Inc.	35,871	$1,892,913
Hershey Co. (The)	12,400	1,643,000
Kraft Heinz Co. (The)	1,275	31,543
Lamb Weston Holdings, Inc.	4,834	276,021
Lancaster Colony Corp.	250	36,160
Tyson Foods, Inc., Class A	2,587	149,710
		4,090,844
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	4,815	334,931
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	13,786	1,087,853
Edwards Lifesciences Corp.*	2,619	493,996
Hologic, Inc.*	9,110	319,761
IDEXX Laboratories, Inc.*	577	139,772
Medtronic PLC	16,482	1,486,347
STERIS PLC	3,748	524,608
Stryker Corp.	6,861	1,142,288
		5,194,625
Health Care Providers & Services - 2.9%
AMN Healthcare Services, Inc.*	1,871	108,163
Anthem, Inc.	5,617	1,275,284
Cardinal Health, Inc.	906	43,434
Cigna Corp.	6,869	1,217,049
CVS Health Corp.	35,350	2,097,315
HCA Healthcare, Inc.	4,164	374,135
Humana, Inc.	242	75,993
McKesson Corp.	1,656	223,991
UnitedHealth Group, Inc.	884	220,452
		5,635,816
Health Care Technology - 0.1%
Teladoc Health, Inc.*	1,150	178,262
Hotels, Restaurants & Leisure - 1.6%
Boyd Gaming Corp.	2,483	35,805
Chipotle Mexican Grill, Inc.*	198	129,571
Choice Hotels International, Inc.	3,559	217,989
Darden Restaurants, Inc.	2,563	139,581
Dunkin’ Brands Group, Inc.	1,257	66,747
Extended Stay America, Inc.	34,854	254,783
International Game Technology PLC	12,576	74,827
McDonald’s Corp.	12,533	2,072,331
Royal Caribbean Cruises Ltd.	821	26,412
Texas Roadhouse, Inc.	3,594	148,432
		3,166,478
Household Durables - 0.3%
DR Horton, Inc.	16,107	547,638
Garmin Ltd.	1,289	96,623
		644,261
Household Products - 3.6%
Church & Dwight Co., Inc.	2,978	191,128
Clorox Co. (The)	3,326	576,229

	Shares/ Principal	Fair Value

Household Products (continued)
Colgate-Palmolive Co.	771	$51,164
Procter & Gamble Co. (The)	57,456	6,320,160
		7,138,681
Industrial Conglomerates - 1.3%
Carlisle Cos., Inc.	1,319	165,244
General Electric Co.	34,975	277,701
Honeywell International, Inc.	10,840	1,450,284
Roper Technologies, Inc.	2,411	751,774
		2,645,003
Insurance - 3.6%
American International Group, Inc.	3,068	74,399
Arthur J Gallagher & Co.	11,507	937,936
Brown & Brown, Inc.	4,088	148,067
Cincinnati Financial Corp.	10,770	812,596
First American Financial Corp.	7,440	315,530
Globe Life, Inc.	9,108	655,503
Hartford Financial Services Group, Inc. (The)	4,198	147,938
Lincoln National Corp.	7,376	194,136
Marsh & McLennan Cos., Inc.	3,222	278,574
MetLife, Inc.	18,514	565,973
Progressive Corp. (The)	251	18,534
Prudential Financial, Inc.	34,712	1,809,884
Reinsurance Group of America, Inc.	1,458	122,676
Travelers Cos., Inc. (The)	2,062	204,860
Unum Group	14,707	220,752
Willis Towers Watson PLC	2,347	398,638
WR Berkley Corp.	3,320	173,204
		7,079,200
Interactive Media & Services - 0.3%
Alphabet, Inc., Class A*	316	367,176
TripAdvisor, Inc.	2,165	37,650
Twitter, Inc.*	6,516	160,033
		564,859
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	805	1,569,525
IT Services - 1.3%
Automatic Data Processing, Inc.	5,777	789,600
Fidelity National Information Services, Inc.	1,765	214,695
Jack Henry & Associates, Inc.	657	101,993
Mastercard, Inc., Class A	5,211	1,258,769
Paychex, Inc.	3,518	221,352
		2,586,409
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc., Class A*	337	118,139
Mettler-Toledo International, Inc.*	28	19,334
		137,473
Machinery - 2.6%
AGCO Corp.	7,663	362,077

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Machinery (continued)
Caterpillar, Inc.	2,113	$245,192
Deere & Co.	548	75,712
Fortive Corp.	2,620	144,598
IDEX Corp.	4,955	684,335
Oshkosh Corp.	14,234	915,673
PACCAR, Inc.	36,925	2,257,225
Snap-on, Inc.	4,786	520,813
		5,205,625
Media - 1.9%
AMC Networks, Inc., Class A*	2,811	68,335
Comcast Corp., Class A	26,829	922,381
Discovery, Inc., Class A*	51,195	995,231
Discovery, Inc., Class C*	2,839	49,796
Interpublic Group of Cos., Inc. (The)	70,994	1,149,393
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,537	48,707
Nexstar Media Group, Inc., Class A	598	34,523
Sirius XM Holdings, Inc.	115,155	568,866
		3,837,232
Metals & Mining - 0.5%
Alcoa Corp.*	27,824	171,396
Freeport-McMoRan, Inc.	6,052	40,851
Reliance Steel & Aluminum Co.	6,415	561,890
Southern Copper Corp.	3,400	95,744
Steel Dynamics, Inc.	8,956	201,868
		1,071,749
Multiline Retail - 0.8%
Dollar General Corp.	5,141	776,342
Target Corp.	9,604	892,884
		1,669,226
Multi-Utilities - 2.8%
Ameren Corp.	22,650	1,649,599
CMS Energy Corp.	3,316	194,815
Consolidated Edison, Inc.	22,062	1,720,836
DTE Energy Co.	19,947	1,894,367
		5,459,617
Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	2,862	11,963
Chevron Corp.	27,216	1,972,071
Concho Resources, Inc.	2,856	122,380
ConocoPhillips	27,612	850,450
Continental Resources, Inc.	27,253	208,213
Devon Energy Corp.	14,423	99,663
EOG Resources, Inc.	31,027	1,114,490
Exxon Mobil Corp.	90,601	3,440,120
Kinder Morgan, Inc.	31,163	433,789
Marathon Oil Corp.	87,310	287,250
Marathon Petroleum Corp.	19,933	470,817
ONEOK, Inc.	2,902	63,293
Phillips 66	1,371	73,554

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	188	$13,188
Valero Energy Corp.	11,984	543,594
Williams Cos., Inc. (The)	52,207	738,729
		10,443,564
Paper & Forest Products - 0.3%
Domtar Corp.	23,117	500,252
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,907	303,861
Pharmaceuticals - 6.5%
Allergan PLC	3,921	694,409
Bristol-Myers Squibb Co.	13,244	738,221
Johnson & Johnson	51,364	6,735,361
Merck & Co., Inc.	11,617	893,812
Mylan NV*	21,715	323,771
Pfizer, Inc.	94,402	3,081,281
Zoetis, Inc.	2,062	242,677
		12,709,532
Professional Services - 0.3%
IHS Markit Ltd.	5,752	345,120
Robert Half International, Inc.	6,057	228,652
		573,772
Road & Rail - 0.6%
CSX Corp.	6,335	362,996
Landstar System, Inc.	869	83,302
Lyft, Inc., Class A*	2,640	70,884
Norfolk Southern Corp.	2,793	407,778
Ryder System, Inc.	2,362	62,451
Uber Technologies, Inc.*	5,055	141,136
		1,128,547
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	4,643	212,742
Cirrus Logic, Inc.*	5,184	340,226
Cypress Semiconductor Corp.	6,697	156,174
Intel Corp.	79,267	4,289,930
Lam Research Corp.	2,707	649,680
Micron Technology, Inc.*	9,754	410,253
Skyworks Solutions, Inc.	6,323	565,150
		6,624,155
Software - 1.3%
Adobe, Inc.*	1,930	614,203
Atlassian Corp. PLC, Class A*	1,293	177,477
Citrix Systems, Inc.	1,581	223,791
Cloudflare, Inc., Class A*	8,450	198,406
DocuSign, Inc.*	2,250	207,900
Microsoft Corp.	1,204	189,883
RingCentral, Inc., Class A*	790	167,409
Slack Technologies, Inc., Class A*	6,611	177,439
Smartsheet, Inc., Class A*	4,108	170,523
Zoom Video Communications, Inc., Class A*	1,322	193,171

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Software (continued)
Zscaler, Inc.*	3,198	$194,630
		2,514,832
Specialty Retail - 0.7%
AutoNation, Inc.*	929	26,068
Best Buy Co., Inc.	620	35,340
Home Depot, Inc. (The)	6,037	1,127,168
Lithia Motors, Inc., Class A	225	18,403
Lowe’s Cos., Inc.	1,550	133,377
		1,340,356
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc., Class C*	3,327	131,583
HP, Inc.	25,575	443,982
		575,565
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	985	186,707
NIKE, Inc., Class B	3,246	268,574
Ralph Lauren Corp.	1,220	81,532
		536,813
Thrifts & Mortgage Finance - 0.0%†
MGIC Investment Corp.	9,033	57,360
Tobacco - 0.2%
Philip Morris International, Inc.	4,120	300,595
Trading Companies & Distributors - 0.4%
GATX Corp.	11,462	717,063
Water Utilities - 1.1%
American Water Works Co., Inc.	17,957	2,146,939
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	30,335	508,415
United States Cellular Corp.*	14,549	426,140
		934,555
Total Common Stocks (Cost - $226,005,622)		189,915,678
Short-Term Investments - 3.2%
Money Market Funds - 3.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $6,256,118)	6,256,118	6,256,118
Total Investments - 99.7% (Cost - $232,261,740)		$196,171,796
Other Assets Less Liabilities - Net 0.3%		608,849
Total Net Assets - 100.0%		$196,780,645

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	54	6/19/2020	$6,938,190	$417,509